Intangible assets - Goodwill (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Criteria for determining the recoverable amount	Value in use: cash flows	Value in use: cash flows	Value in use: cash flows
Period of cash flow projections (1)	5 years	5 years	5 years
Perpetual growth rate (1)	5.40%	5.10%	4.80%
Pre-tax discount rate (2)	20.30%	20.10%	18.80%
Discount rate (2)	13.00%	12.90%	12.30%